FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 14:	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2021	2022	2023

Bank charges and other	$(250)	$(269)	$(359)
Exchange rate income (loss), net	(509)	1,564	1,567
Interest income and Gain from investment in privately held companies	5,559	17,117	55,002
Amortization of debt discount and issuance costs	(17,792)	(2,980)	(2,996)

Financial income (expense), net	$(12,992)	$15,432	$53,214